Schedule of goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Beginning balance		$ 18,614
Impairment expense
Impairment expense	(8,532)	(18,614)
Ending balance